Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

Insurance Claim

The Company maintains insurance for both property damage and business interruption relating to catastrophic events, such as fires. Insurance recoveries received for property damage and business interruption in excess of the net book value of damaged assets, clean-up and demolition costs, and post-event costs are recognized as income in the period received or committed when all contingencies associated with the recoveries are resolved. Gains on insurance recoveries related to business interruption are recorded within “Cost of sales” and any gains or losses related to property damage are recorded within “Other income (expense)” on the condensed consolidated statements of income.

On December 7, 2020, the Company experienced a fire at its plant in a spiral oven. The spiral oven was rebuilt and was fully put back into service in late February 2021. The estimated loss was approximately $656,700 which included loss of business, the rebuild of the spiral oven, additional expenses to clean plant and lost material and packaging. During the nine months ended October 31, 2021, the Company received $152,850 relating to business interruption insurance which was recorded as a component of costs of sales on the condensed consolidated statements of income. The Company received the remaining amount of proceeds for the property damage claim, resulting in other income of $91,312. This amount was offset by repairs and maintenance expense of $12,475 as well as the costs of additions and parts of the oven and roof totaling $47,669. No additional proceeds were received or costs incurred during the nine months ended October 31, 2022.

Litigation, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

Licensing and Royalty Agreements

On March 1, 2010, the Company was assigned a Development and License agreement (the “Agreement”). Under the terms of the Agreement the Licensor shall develop for the Company a line of beef meatballs with sauce, turkey meatballs with sauce and other similar meats and sauces for commercial manufacture, distribution and sale (each a “Licensor Product” and collectively the “Licensor Products”). Licensor shall work with Licensee to develop Licensor Products that are acceptable to Licensee. Upon acceptance of a Licensor Product by Licensee, Licensor’s trade secret recipes, formulas methods and ingredients for the preparation and production of such Licensor Products (the “Recipes”) shall be subject to this Development and License Agreement.

The Exclusive Term began on January 1, 2009 (the “Effective Date”) and ends on the 50th anniversary of the Effective Date.

The Royalty Rate shall be: 6% of net sales up to $500,000 of net sales for each Agreement year; 4% of Net Sales from $500,000 up to $2,500,000 of Net Sales for each Agreement year; 2% of Net Sales from $2,500,000 up to $20,000,000 of Net Sales for each Agreement year; and 1% of Net Sales in excess of $20,000,000 of Net Sales for each Agreement year.

In order to continue the Exclusive term, the Company shall pay a minimum royalty with respect to the preceding Agreement year as follows:

Agreement Year	Minimum Royalty to be Paid with Respect to Such Agreement Year
1st and 2nd	$-
3rd and 4th	$50,000
5th, 6th and 7th	$75,000
8th and 9th	$100,000
10th and thereafter	$125,000

The Company incurred $116,912 and $99,457 of royalty expenses for the three months ended October 31, 2022 and 2021, respectively. The Company incurred $391,887 and $391,433 of royalty expenses for the nine months ended October 31, 2022 and 2021, respectively. Royalty expenses are included in general and administrative expenses on the condensed consolidated statements of operations.

Agreements with Placement Agents and Finders

Spartan Capital, LLC

The Company entered into a fourth Financial Advisory and Investment Banking Agreement with Spartan Capital Securities, LLC (“Spartan”) effective April 1, 2015 (the “Spartan Advisory Agreement”). Pursuant to the Spartan Advisory Agreement, if the Company enters into a change of control transaction during the term of the agreement through October 1, 2022, the Company shall pay to Spartan a fee equal to 3% of the consideration paid or received by the Company and/or its stockholders in such transaction. Upon consummation of the acquisition of T&L and OB in December 2021, the Company paid Spartan $401,322 pursuant to the advisory agreement. Based on this agreement with Spartan, during the nine months ended October 31, 2022, the Company paid Spartan $36,000 upon the consummation of CIF purchase.

AGES Financial Services. Ltd.

On July 6, 2022, the Company executed a Proposed Offering Engagement Letter with AGES Financial Services. Ltd. (“AGES”) to act as a non-exclusive (i) dealer-manager, (ii) placement agent and/or (iii) financial advisor for a proposed issuance, or series of issuances, for up to $5,000,000 of the Company’s Series B Convertible Preferred Stock (“Proposed Offering”) in a private placement to be conducted by the Company pursuant to the exemption from the registration requirements of the Securities Act provided by Rule 506(b) of Regulation D promulgated by the Commission under the Securities Act of 1933, as amended. Unless terminated prior to December 31, 2022, the period of the Engagement runs from July 5, 2022 through December 31, 2022.

In consideration for its services in the Proposed Offering, AGES shall be entitled a cash fee equal to four percent (4%) of the net dollar amount received by the Company from investors sourced by AGES plus five-year warrants to buy Common Stock of the Company at the rate of 1 warrant for every $100 of such net dollar amount. The Company shall be responsible for payment of all expenses relating to the proposed offering, including but not limited to costs associated with the registration of any Common Stock which may be issued upon conversion of the Series B Convertible Preferred Stock.

Series B Preferred Shares to be Issued

During October 2022, the Company received net proceeds of $185,000 from accredited investors pursuant to the above Offering which has yet to close and the shares have yet to be issued. The funds received are to be used for working capital purposes. The outstanding amount as of October 31, 2022 was $185,000 and is shown as “Liability for Series B Preferred Shares to be issued, net” on the accompanying condensed consolidated balance sheets. On November 17, 2022, the Company held a final closing of its offering of Series B Preferred Stock, wherein it sold an additional 7,400 shares of Series B Preferred Stock for gross proceeds of $185,000.

Appointment of Chief Executive Officer

On June 21, 2022, the Board approved the appointment of Mr. Adam L. Michaels as the Company’s Chief Executive Officer and member of the Board of Directors, effective as of September 6, 2022. As compensation for his services, the Company shall pay Mr. Michaels an annual base salary of $325,000 for a 5-year period ending September 5, 2027. In addition to his base salary, Mr. Michaels is eligible for an annual bonus and equity awards. These equity awards include annual restricted stock units, sign on stock units, performance stock units and profit-sharing units which will vest as defined in the employment agreement.

Appointment of Chief Financial Officer

On September 12, 2022, the Board approved the appointment of Mr. Anthony J. Gruber as the Company’s Chief Financial Officer, effective as of September 12, 2022. As compensation for his services, the Company shall pay Mr. Gruber an annual base salary of $250,000 for a 5-year period ending September 11, 2027. In addition to his base salary, Mr. Gruber is eligible for an annual bonus and equity awards. These equity awards include performance stock units which will vest as defined in the employment agreement.

Note 12 - Commitments and Contingencies

Insurance Claim

The Company maintains insurance for both property damage and business interruption relating to catastrophic events, such as fires. Insurance recoveries received for property damage and business interruption in excess of the net book value of damaged assets, clean-up and demolition costs, and post-event costs are recognized as income in the period received or committed when all contingencies associated with the recoveries are resolved. Gains on insurance recoveries related to business interruption are recorded within “Cost of sales” and any gains or losses related to property damage are recorded within “Other income (expense)” on the consolidated statements of income.

On December 7, 2020, the Company experienced a fire at its plant in a spiral oven. The spiral oven was rebuilt and was fully put back into service in late February 2021. The estimated loss is approximately $656,700 which includes loss of business, the rebuild of the spiral oven, additional expenses to clean plant and lost material and packaging. During the year ended January 31, 2022, the Company received $152,850 relating to business interruption insurance which was recorded as a component of costs of sales on the consolidated statements of income. The Company received the remaining amount of proceeds for the property damage claim, resulting in other income of $91,312. This amount was offset by repairs and maintenance expense of $12,475 as well as the costs of additions and parts of the oven and roof totaling $47,669.

Litigation, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

Licensing and Royalty Agreements

On March 1, 2010, the Company was assigned a Development and License agreement (the “Agreement”). Under the terms of the Agreement the Licensor shall develop for the Company a line of beef meatballs with sauce, turkey meatballs with sauce and other similar meats and sauces for commercial manufacture, distribution and sale (each a “Licensor Product” and collectively the “Licensor Products”). Licensor shall work with Licensee to develop Licensor Products that are acceptable to Licensee. Upon acceptance of a Licensor Product by Licensee, Licensor’s trade secret recipes, formulas methods and ingredients for the preparation and production of such Licensor Products (the “Recipes”) shall be subject to this Development and License Agreement.

The Exclusive Term began on January 1, 2009 (the “Effective Date”) and ends on the 50th anniversary of the Effective Date.

The Royalty Rate shall be: 6% of net sales up to $500,000 of net sales for each Agreement year; 4% of Net Sales from $500,000 up to $2,500,000 of Net Sales for each Agreement year; 2% of Net Sales from $2,500,000 up to $20,000,000 of Net Sales for each Agreement year; and 1% of Net Sales in excess of $20,000,000 of Net Sales for each Agreement year.

In order to continue the Exclusive term, the Company shall pay a minimum royalty with respect to the preceding Agreement year as follows:

Agreement Year	Minimum Royalty to be Paid with Respect to Such Agreement Year
1st and 2nd	$-
3rd and 4th	$50,000
5th, 6th and 7th	$75,000
8th and 9th	$100,000
10th and thereafter	$125,000

The Company incurred $562,491 and $539,801 of royalty expenses for the years ended January 31, 2022 and 2021, respectively. Royalty expenses are included in general and administrative expenses on the consolidated statement of operations.

Agreements with Placement Agents and Finders

The Company entered into a fourth Financial Advisory and Investment Banking Agreement with Spartan Capital Securities, LLC (“Spartan”) effective April 1, 2015 (the “Spartan Advisory Agreement”). Pursuant to the Spartan Advisory Agreement, if the Company enters into a change of control transaction during the term of the agreement through October 1, 2022, the Company shall pay to Spartan a fee equal to 3% of the consideration paid or received by the Company and/or its stockholders in such transaction. Upon consummation of the acquisition of T&L and OB in December 2021, the Company paid Spartan $401,322 pursuant to the advisory agreement which is included in general and administrative expenses on the consolidated statement of operations.

Advisory Agreements

The Company entered into an Advisory Agreement with Spartan effective June 1, 2019 (the “Advisory Agreement”). Pursuant to the agreement, the Company shall pay to Spartan a non-refundable monthly fee of $5,000 over a 21-month period. Additionally, the Company granted Spartan 125,000 shares of common stock which are considered fully-paid and non-assessable upon execution of the agreement. During the term or this Agreement, the Consultant will provide non-exclusive consulting services related to general corporate matters, including, but not limited to (i) advice and input with respect to raising capital and potential M&A transactions, (ii) identifying suitable personal for management and Board positions (iii) developing corporate structure and finance strategies, (iv) assisting the Company with strategic introductions, (v) assisting management with enhancing corporate and shareholder value, and (vi) introducing the Company to potential investors (collectively, the “Advisory Services”). The advisory agreement was terminated according to its terms on March 31, 2020.